3. Summary of Significant Accounting Policies (Sept 2018 Note) (Tables)	6 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of antidilutive shares
	September 30,
	2018	2017
Restricted stock units	40,000	57,000
Options to purchase common stock	1,516,000	1,393,000
Warrants to purchase common stock	1,375,000	1,332,000
	2,931,000	2,782,000

Disaggregated Revenue by Source
	Three Months Ended September 30,		Six Months Ended September 30,
	2018	2017	2018	2017
Product
Human Skin Care	$4,074,000	$3,775,000	$7,628,000	$6,939,000
Animal Skin Care	561,000	369,000	1,102,000	808,000
	4,635,000	4,144,000	8,730,000	7,747,000
Service	304,000	181,000	578,000	413,000
Total	$4,939,000	$4,325,000	$9,308,000	$8,160,000